Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 9,513,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	8,681,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	(9,513,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	8,681,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	$ 0